Income Taxes (Details) - Schedule of Significant Unrecognized Tax Benefits and Unused Tax Losses - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Schedule of significant unrecognized tax benefits and unused tax losses [Abstract]
Share issuance costs	$ 56,000	$ 40,000
Office and equipment	25,000	19,000
Non-capital losses carried forward	1,594,000	1,039,000
Unrecognized deductible temporary differences	$ 1,675,000	$ 1,098,000